Property and Equipment, Net	6 Months Ended
Sep. 30, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 — PROPERTY AND EQUIPMENT, NET

	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
Office real estate	20,996	20,995
Furniture and equipment	5,991	5,991
Production and other machineries	55,004	55,004
Total	81,991	81,990
Less: accumulated depreciation	20,581	23,205
Property and equipment, net	61,410	58,785

Depreciation charged to expense amounted to RMB2.0 million and RMB2.6 million for the six months ended September 30, 2022 and 2023, respectively.

No impairment for property and equipment was recorded for the six months ended September 30, 2022 and 2023.